FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ---------

                              TEMPLETON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund .......................................    3
Templeton World Fund .........................................   11
Notes to Statements of Investments ...........................   17












                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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
Templeton Funds, Inc.

STATEMENTS OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 87.0%
   ARGENTINA
a  Inversiones Y Representacion SA ..........               Real Estate                          4         $             4
a  Inversiones y Representacion SA, GDR .....               Real Estate                    203,252               2,119,923
                                                                                                           ----------------
                                                                                                                 2,119,927
                                                                                                           ----------------

   AUSTRALIA 2.2%
   Alumina Ltd. .............................             Metals & Mining               20,362,180              91,096,815
   AMP Ltd. .................................                Insurance                   9,878,447              52,423,745
   APN News & Media Ltd. ....................                  Media                     2,239,188               8,618,705
   BHP Billiton Ltd. ........................             Metals & Mining                  109,158               1,300,873
   John Fairfax Holdings Ltd. ...............                  Media                    17,058,165              56,052,223
   National Australia Bank Ltd. .............            Commercial Banks                4,106,202              88,874,855
   Qantas Airways Ltd. ......................                Airlines                   27,766,081              76,674,074
   Qantas Airways Ltd., 144A ................                Airlines                    1,455,605               4,019,551
   Woodside Petroleum Ltd. ..................                Oil & Gas                      38,500                 619,181
                                                                                                           ----------------
                                                                                                               379,680,022
                                                                                                           ----------------

   BERMUDA 2.2%
   ACE Ltd. .................................                Insurance                   5,319,925             215,031,368
   XL Capital Ltd., A .......................                Insurance                   2,110,174             159,022,713
                                                                                                           ----------------
                                                                                                               374,054,081
                                                                                                           ----------------

   BRAZIL
   Banco Itau Holdings Financeira SA, ADR ...            Commercial Banks                   12,331                 794,856
   Embraer-Empresa Brasileira de
    Aeronautica SA, ADR .....................           Aerospace & Defense                150,000               4,195,500
                                                                                                           ----------------
                                                                                                                 4,990,356
                                                                                                           ----------------

   CANADA 2.2%
   Barrick Gold Corp. .......................             Metals & Mining                5,193,770             127,513,291
   BCE Inc. ................................. Diversified Telecommunication Services     9,124,896             221,873,788
   Domtar Inc. ..............................         Paper & Forest Products            1,500,000              18,242,731
   Husky Energy Inc. ........................                Oil & Gas                      32,730                 955,832
   TransCanada Corp. ........................                Oil & Gas                     695,967              17,233,469
                                                                                                           ----------------
                                                                                                               385,819,111
                                                                                                           ----------------

   CHINA .6%
   China Mobile (Hong Kong) Ltd., fgn. ......   Wireless Telecommunication Services     24,476,749              80,112,821
   China Telecom Corp. Ltd., 144A ........... Diversified Telecommunication Services    66,360,000              24,536,055
   Guangdong Electric Power
    Development Co Ltd., B ..................           Electric Utilities                 757,704                 409,269
                                                                                                           ----------------
                                                                                                               105,058,145
                                                                                                           ----------------

   DENMARK .6%
a  Vestas Wind Systems AS ...................          Electrical Equipment              6,716,151              77,805,549
a  Vestas Wind Systems AS, 144A .............          Electrical Equipment              1,727,650              20,014,553
                                                                                                           ----------------
                                                                                                                97,820,102
                                                                                                           ----------------

   FINLAND 3.5%
   M-real OY, B .............................         Paper & Forest Products            2,834,000              18,474,748
   M-Real OYJ, B, 144A ......................         Paper & Forest Products            2,361,665              15,395,613
   Metso OYJ ................................                Machinery                   2,602,507              41,731,011



                                         Quarterly Statements of Investments | 3

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINLAND (CONT.)
   Sampo OYJ, 144A ..........................                Insurance                   2,609,700         $    33,660,905
   Sampo OYJ, A .............................                Insurance                   4,031,280              51,996,986
   Stora Enso OY, R .........................         Paper & Forest Products            2,309,631              36,911,981
   Stora Enso OYJ, R (EUR/FIM Traded) .......         Paper & Forest Products           11,307,660             180,716,370
   Stora Enso OYJ, R (SEK Traded) ...........         Paper & Forest Products               44,900                 718,373
   UPM-Kymmene Corp. ........................         Paper & Forest Products           10,428,058             234,985,412
                                                                                                           ----------------
                                                                                                               614,591,399
                                                                                                           ----------------

   FRANCE 3.8%
   Sanofi-Aventis (Frankfurt Listed) ........             Pharmaceuticals                3,684,131             277,379,683
   Sanofi-Aventis, 144A .....................             Pharmaceuticals                  842,400              63,424,630
   Societe BIC SA ...........................     Commercial Services & Supplies           818,992              39,718,532
   Suez SA ..................................   Multi-Utilities & Unregulated Power      6,378,510             149,963,906
   Valeo SA .................................             Auto Components                2,139,209              84,610,802
   Vinci SA .................................       Construction & Engineering             332,507              41,164,545
                                                                                                           ----------------
                                                                                                               656,262,098
                                                                                                           ----------------

   GERMANY 4.2%
   BASF AG ..................................                Chemicals                   4,064,546             274,419,788
   Bayer AG, Br. ............................                Chemicals                   3,008,633              95,446,785
   Celesio AG ...............................    Health Care Providers & Services          776,204              59,420,736
   Deutsche Post AG .........................         Air Freight & Logistics            3,206,707              67,763,538
   E.ON AG ..................................           Electric Utilities               2,251,350             189,851,622
   Muenchener Rueckversicherungs-
    Gesellschaft ............................                Insurance                     274,551              31,179,904
   Muenchener Rueckversicherungs-
    Gesellschaft, 144A ......................                Insurance                      49,001               5,564,891
                                                                                                           ----------------
                                                                                                               723,647,264
                                                                                                           ----------------

   HONG KONG 7.6%
   Asia Satellite Telecommunications
    Holdings Ltd. ........................... Diversified Telecommunication Services       210,500                 408,780
   Cheung Kong Holdings Ltd. ................               Real Estate                 52,798,058             509,260,176
   CLP Holdings Ltd. ........................           Electric Utilities               7,722,999              44,397,039
   CNOOC Ltd. ...............................                Oil & Gas                  37,526,025              21,355,333
   Giordano International Ltd. ..............            Specialty Retail                1,124,000                 708,309
   Hang Lung Group Ltd. .....................               Real Estate                 36,808,783              69,113,807
   Hang Lung Properties Ltd. ................               Real Estate                    339,500                 530,489
   Hong Kong Electric Holdings Ltd. .........           Electric Utilities              27,682,304             124,247,645
   Hutchison Whampoa Ltd. ...................        Industrial Conglomerates           20,492,049             183,160,025
   Lerado Group Holdings Co. Ltd. ...........           Household Durables               2,326,000                 338,025
   MTR Corp. Ltd. ...........................               Road & Rail                 38,189,570              60,901,355
   SCMP Group Ltd. ..........................                  Media                    61,247,780              25,599,661
   Shangri-La Asia Ltd. .....................      Hotels Restaurants & Leisure         27,094,670              34,671,086
   Swire Pacific Ltd., A ....................        Industrial Conglomerates           24,142,522             194,054,249
   Yue Yuen Industrial Holdings Ltd. ........     Textiles Apparel & Luxury Goods       20,934,910              54,385,481
                                                                                                           ----------------
                                                                                                             1,323,131,460
                                                                                                           ----------------



4 |  Quarterly Statements of Investments

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INDIA 2.6%
   Gail India Ltd. ..........................              Gas Utilities                12,478,500         $    60,892,276
   Gail India Ltd., GDR, 144A ...............              Gas Utilities                    33,440                 985,811
   Housing Development Finance Corp. Ltd. ...        Thrifts & Mortgage Finance          3,639,242              65,469,555
   ICICI Bank Ltd. ..........................            Commercial Banks               11,341,987              86,708,853
b  Satyam Computers Services Ltd. ...........               IT Services                 18,631,754             181,376,985
   Tata Motors Ltd. .........................               Automobiles                  5,815,200              63,098,187
                                                                                                           ----------------
                                                                                                               458,531,667
                                                                                                           ----------------

   ISRAEL .9%
a  Check Point Software Technologies Ltd. ...                Software                    6,373,738             151,312,540
                                                                                                           ----------------

   ITALY .7%
   Eni SpA ..................................                Oil & Gas                   4,940,070             121,266,172
                                                                                                           ----------------

   JAPAN 12.0%
   Acom Co. Ltd. ............................            Consumer Finance                2,117,770             159,393,197
   East Japan Railway Co. ...................               Road & Rail                     17,440              95,863,261
   Fanuc Ltd. ...............................                Machinery                       9,500                 593,231
   Hitachi Ltd. .............................   Electronic Equipment & Instruments      31,131,200             201,655,923
   Kurita Water Industries Ltd. .............                Machinery                      19,600                 272,386
   Makita Corp. .............................           Household Durables               3,952,700              61,073,572
   Matsushita Electric Industrial Co. Ltd. ..           Household Durables                  31,000                 460,921
   Meitec Corp. .............................     Commercial Services & Supplies            17,000                 597,650
   NEC Corp. ................................         Computers & Peripherals           11,880,000              65,647,470
   Nintendo Co. Ltd. ........................                Software                    1,979,500             237,993,687
   Nippon Telegraph & Telephone Corp. ....... Diversified Telecommunication Services        76,976             345,371,584
   Nomura Holdings Inc. .....................             Capital Markets               11,834,480             166,305,648
   Ono Pharmaceutical Co. Ltd. ..............             Pharmaceuticals                1,717,000              90,210,450
   Pioneer Corp. ............................           Household Durables                  45,000                 844,324
   Shinsei Bank Ltd. ........................            Commercial Banks               11,145,000              74,465,961
   Shinsei Bank Ltd., 144A ..................            Commercial Banks                1,953,000              13,049,082
   Sompo Japan Insurance Inc. ...............                Insurance                  13,537,000             129,624,958
   Sony Corp. ...............................           Household Durables               8,718,800             317,524,523
   Takeda Pharmaceutical Co. Ltd. ...........             Pharmaceuticals                2,512,500             123,465,572
                                                                                                           ----------------
                                                                                                             2,084,413,400
                                                                                                           ----------------

   MEXICO 2.0%
   Cemex SA .................................         Construction Materials             4,267,064              27,523,927
   Cemex SA, ADR ............................         Construction Materials             2,617,431              84,307,452
   Grupo Aeroportuario del Sureste SA de
    CV, ADR .................................      Transportation Infrastructure            29,060                 805,543
   Grupo Continental SA .....................                Beverages                     203,148                 333,022
   Kimberly Clark de Mexico SA de CV, A .....           Household Products                 158,795                 530,531
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ........................ Diversified Telecommunication Services     6,623,283             231,881,138
   Wal-Mart de Mexico SA de CV, V, ADR ......        Food & Staples Retailing               19,751                 677,474
                                                                                                           ----------------
                                                                                                               346,059,087
                                                                                                           ----------------



                                         Quarterly Statements of Investments | 5

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 5.4%
   Akzo Nobel NV ............................                Chemicals                   3,068,284         $   126,903,854
   ING Groep NV .............................     Diversified Financial Services         3,184,171              87,600,462
   Koninklijke Philips Electronics NV .......           Household Durables               5,209,072             134,307,962
   Reed Elsevier NV .........................                  Media                     5,422,500              72,644,002
   Rodamco Europe NV ........................     Diversified Financial Services         2,249,350             170,998,671
   Royal Dutch Petroleum Co. ................                Oil & Gas                   5,875,200             336,542,251
                                                                                                           ----------------
                                                                                                               928,997,202
                                                                                                           ----------------

   NORWAY .3%
   Norske Skogindustrier ASA, A .............         Paper & Forest Products            2,174,800              46,097,306
                                                                                                           ----------------

   PHILIPPINES .3%
   Ayala Land Inc. ..........................               Real Estate                105,116,880              13,471,726
a  Philippine Long Distance Telephone Co. ... Diversified Telecommunication Services     1,530,100              37,176,691
a  Philippine Long Distance
    Telephone Co., ADR ...................... Diversified Telecommunication Services        12,530                 307,235
                                                                                                           ----------------
                                                                                                                50,955,652
                                                                                                           ----------------

   PORTUGAL
   Portugal Telecom SGPS SA ................. Diversified Telecommunication Services        61,840                 731,475
                                                                                                           ----------------

   SINGAPORE .3%
   Singapore Airlines Ltd. ..................                Airlines                          985                   6,556
   United Overseas Bank Ltd. ................            Commercial Banks                   96,000                 797,240
   Venture Corp. Ltd. .......................   Electronic Equipment & Instruments       4,394,000              42,393,185
   Want Want Holdings Ltd. ..................              Food Products                   280,000                 252,000
                                                                                                           ----------------
                                                                                                                43,448,981
                                                                                                           ----------------

   SOUTH AFRICA .5%
   Old Mutual PLC ...........................                Insurance                  37,041,700              92,876,688
                                                                                                           ----------------

   SOUTH KOREA 6.0%
   Hana Bank ................................            Commercial Banks                7,192,900             191,399,056
a  Kookmin Bank .............................            Commercial Banks                4,192,950             159,560,043
a  Kookmin Bank, ADR ........................            Commercial Banks                   16,614                 622,361
   KT Corp., ADR ............................ Diversified Telecommunication Services     5,002,000             108,293,300
   POSCO ....................................             Metals & Mining                  511,500              95,372,675
   Samsung Electronics Co. Ltd. ............. Semiconductors & Semiconductor Equipment     493,974             204,703,579
   Samsung Electronics Co. Ltd., GDR, Reg S . Semiconductors & Semiconductor Equipment       4,500                 918,000
   Shinhan Financial Group Co. Ltd. .........            Commercial Banks                7,605,410             159,216,738
   SK Telecom Co. Ltd., ADR .................   Wireless Telecommunication Services      5,046,126             113,588,296
                                                                                                           ----------------
                                                                                                             1,033,674,048
                                                                                                           ----------------

   SPAIN 3.2%
   Banco Santander Central Hispano SA .......            Commercial Banks                7,215,223              86,687,775
   Iberdrola SA, Br. ........................           Electric Utilities               5,754,512             135,216,730
   Repsol YPF SA ............................                Oil & Gas                  10,015,423             244,122,774
   Telefonica SA ............................ Diversified Telecommunication Services     5,180,223              91,016,385
   Telefonica SA, ADR ....................... Diversified Telecommunication Services         7,612                 399,988
                                                                                                           ----------------
                                                                                                               557,443,652
                                                                                                           ----------------



6 |  Quarterly Statements of Investments

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWEDEN 2.2%
   Atlas Copco AB, A ........................                Machinery                   1,020,560         $    44,959,928
   Electrolux AB, B .........................           Household Durables               4,267,770              94,006,543
b  Holmen Aktiebolag AB, B ..................         Paper & Forest Products            3,095,629             108,040,631
   Nordea Bank AB ...........................            Commercial Banks                7,106,560              69,806,959
   Nordea Bank AB, FDR ......................            Commercial Banks                  132,030               1,290,610
   Securitas AB, B ..........................     Commercial Services & Supplies         4,472,010              70,883,921
                                                                                                           ----------------
                                                                                                               388,988,592
                                                                                                           ----------------

   SWITZERLAND 4.7%
   Lonza Group AG ...........................                Chemicals                     732,140              39,559,514
   Nestle SA ................................              Food Products                   644,393             165,330,426
   Novartis AG ..............................             Pharmaceuticals                4,578,978             219,299,328
   Swiss Reinsurance Co. ....................                Insurance                   4,094,705             273,507,114
   UBS AG ...................................             Capital Markets                1,380,539             111,528,128
                                                                                                           ----------------
                                                                                                               809,224,510
                                                                                                           ----------------

   TAIWAN 1.3%
   Chunghwa Telecom Co. Ltd., ADR ........... Diversified Telecommunication Services     3,917,400              81,677,790
   Compal Electronics Inc. ..................         Computers & Peripherals           50,871,346              48,802,378
   Lite-on Technology Corp. .................         Computers & Peripherals           40,506,000              41,122,205
   Taiwan Semiconductor Manufacturing Co. ... Semiconductors & Semiconductor Equipment  42,089,103              61,807,345
                                                                                                           ----------------
                                                                                                               233,409,718
                                                                                                           ----------------

   UNITED KINGDOM 17.7%
   Amvescap PLC .............................             Capital Markets               26,516,686             162,480,935
   BAE Systems PLC ..........................           Aerospace & Defense             19,345,572              90,637,327
   BHP Billiton PLC .........................             Metals & Mining                8,379,597              97,969,537
   Boots Group PLC ..........................        Food & Staples Retailing            6,302,740              75,915,592
   BP PLC ...................................                Oil & Gas                  32,760,785             334,204,317
   BP PLC, ADR ..............................                Oil & Gas                       5,110                 313,499
   British Land Co. PLC .....................               Real Estate                  6,543,798             102,383,574
   British Sky Broadcasting Group PLC .......                  Media                    16,944,790             180,547,828
a  Centrica PLC .............................              Gas Utilities                11,943,720              56,528,801
   Compass Group PLC ........................      Hotels Restaurants & Leisure         19,830,700              86,848,813
   GKN PLC ..................................             Auto Components               26,898,871             115,748,494
   GlaxoSmithKline PLC ......................             Pharmaceuticals               12,713,530             267,405,275
   HSBC Holdings PLC ........................            Commercial Banks                    7,189                 122,367
   HSBC Holdings PLC ........................            Commercial Banks                2,203,736              37,693,955
   Kidde PLC ................................          Electrical Equipment             20,644,272              59,945,924
   Lloyds TSB Group PLC .....................            Commercial Banks               12,476,584             100,404,253
   Marks & Spencer Group PLC ................            Multiline Retail                  551,772               3,460,038
   National Grid Transco PLC ................   Multi-Utilities & Unregulated Power     12,508,000             114,336,874
   Pearson PLC ..............................                  Media                     9,945,709             116,659,636
   Persimmon PLC ............................           Household Durables               7,694,267              90,912,470
   Reckitt Benckiser PLC ....................           Household Products                  51,134               1,507,274
   Reed Elsevier PLC ........................                  Media                       100,000                 917,931
   Rentokil Initial PLC .....................     Commercial Services & Supplies        14,558,700              39,493,665
a  Rolls-Royce Group PLC ....................           Aerospace & Defense             20,896,773             105,090,656
a  Rolls-Royce Group PLC, B .................           Aerospace & Defense            664,517,381               1,349,449


                                         Quarterly Statements of Investments | 7

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Shell Transport & Trading Co. PLC ........                Oil & Gas                  23,870,623         $   200,647,119
   Shire Pharmaceuticals Group PLC ..........             Pharmaceuticals                3,250,478              32,569,360
   Smiths Group PLC .........................        Industrial Conglomerates           12,293,447             179,777,513
   Tesco PLC ................................        Food & Staples Retailing              259,958               1,497,294
   Unilever PLC .............................              Food Products                17,487,329             160,020,452
   Vodafone Group PLC .......................   Wireless Telecommunication Services     65,147,447             176,726,731
   Yell Group PLC ...........................                  Media                     9,569,253              79,110,042
                                                                                                           ----------------
                                                                                                             3,073,226,995
                                                                                                           ----------------

   TOTAL COMMON STOCKS
    (COST $12,026,538,500) ..................                                                               15,087,831,650
                                                                                                           ----------------

   PREFERRED STOCKS 1.6%
   BRAZIL .4%
   Aracruz Celulose SA, ADR, pfd. ...........         Paper & Forest Products               33,415               1,239,363
   Cia Vale do Rio Doce, ADR, pfd., A .......             Metals & Mining                3,386,403              70,233,998
   Tele Norte Leste Participacoes SA,
    ADR, pfd. ............................... Diversified Telecommunication Services        20,012                 306,184
                                                                                                           ----------------
                                                                                                                71,779,545
                                                                                                           ----------------

   GERMANY .8%
   Volkswagen AG, pfd. ......................               Automobiles                  4,146,234             136,275,440
                                                                                                           ----------------

   SOUTH KOREA .4%
   Samsung Electronics Co. Ltd., pfd. ....... Semiconductors & Semiconductor Equipment     236,190              65,889,914
                                                                                                           ----------------

   TOTAL PREFERRED STOCKS
   (COST $170,554,015) ......................                                                                  273,944,899
                                                                                                           ----------------

                                                                                     --------------------
                                                                                      PRINCIPAL AMOUNT C
                                                                                     --------------------
   BONDS & NOTES .4%
   ARGENTINA
   Inversiones Y Representacion SA, cvt.,
    8.00%, 11/14/07 .........................                                        $   1,268,865               2,188,792
                                                                                                           ----------------

   AUSTRALIA .3%
   New South Wales Treasury Corp.,
    8.00%, 3/01/08 ..........................                                           51,830,000  AUD         43,252,621
                                                                                                           ----------------

   NEW ZEALAND .1%
   Government of New Zealand,
    6.50%, 2/15/06 ..........................                                           31,000,000  NZD         22,235,453
                                                                                                           ----------------

   TOTAL BONDS & NOTES (COST $56,128,687) ...                                                                   67,676,866
                                                                                                           ----------------



8 |  Quarterly Statements of Investments

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                                           PRINCIPAL AMOUNT C          VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 10.6%
   AUSTRALIA .3%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 ..........................                                           36,000,000  AUD    $    28,282,283
   Queensland Treasury Corp.,
    6.50%, 6/14/05 ..........................                                           30,000,000  AUD         23,295,512
                                                                                                           ----------------
                                                                                                                51,577,795
                                                                                                           ----------------

   GERMANY 1.5%
   Deutsche Bank AG, time depost,
    2.06%, 12/01/04 .........................                                          203,505,000  EUR        270,467,292
                                                                                                           ----------------

   NEW ZEALAND .9%
   Government of New Zealand, Strip,
    12/22/04 ................................                                          139,500,000  NZD         99,325,795
   New Zealand Treasury Bills,
    5.85%-6.28%, 1/12/05 - 3/23/05 ..........                                           71,500,000  NZD         50,522,229
                                                                                                           ----------------
                                                                                                               149,848,024
                                                                                                           ----------------

   NORWAY .3%
   Norwegian Treasury Bill,
    1.62%, 12/15/04 .........................                                          320,000,000  NOK         52,132,686
                                                                                                           ----------------

   SWEDEN .6%
   Kingdom of Sweden, 6.00%, 2/09/05 ........                                          186,000,000  SEK         27,874,228
   Sweden Treasury Bills, 2.41%-2.50%,
    12/15/04 ................................                                          515,000,000  SEK         76,578,691
                                                                                                           ----------------
                                                                                                               104,452,919
                                                                                                           ----------------

   THAILAND .2%
   Bank of Thailand, Strip, 1/13/05 .........                                          600,000,000  THB         15,154,129
   Thailand Treasury Bills,
    1.36%, 12/29/04 .........................                                            2,000,000  THB             50,552
    zero cpn., 12/22/04 .....................                                          506,000,000  THB         12,801,164
                                                                                                           ----------------
                                                                                                                28,005,845
                                                                                                           ----------------

   UNITED STATES 6.8%
   U.S. Treasury Bills, 1.606%-2.162%,
    12/02/04 - 2/24/05 ......................                                        1,185,343,000           1,181,655,646
                                                                                                           ----------------
   TOTAL SHORT TERM INVESTMENTS
    (COST $1,811,040,986) ...................                                                                1,838,140,207
                                                                                                           ----------------

   TOTAL INVESTMENTS
    (COST $14,064,262,188) 99.6% ............                                                               17,267,593,622
   OTHER ASSETS, LESS LIABILITIES .4% .......                                                                   74,883,636
                                                                                                           ----------------

   NET ASSETS 100.0% ........................                                                              $17,342,477,258
                                                                                                           ----------------






                                         Quarterly Statements of Investments | 9

Templeton Funds, Inc.

--------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | EUR - Euro
                          FIM - Finnish Markka | NOK - Norwegian Krone
                          NZD - New Zealand Dollar | SEK - Swedish Krona THB - Thai Baht





a Non-income producing.
b See Note 2 regarding Holdings of 5% Voting Securities.
c The principal amount is stated in U.S. dollars unless otherwise indicated.




10 | See Notes to Statements of Investments. | Quarterly Statements of
Investments

Templeton Funds, Inc.

STATEMENTS OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                      INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.1%
   ARGENTINA .2%
a  Inversiones Y Representacion SA ..........               Real Estate                          2          $            2
a  Inversiones y Representacion SA, GDR .....               Real Estate                  1,746,595              18,216,983
                                                                                                            ---------------
                                                                                                                18,216,985
                                                                                                            ---------------

   AUSTRALIA 2.1%
   BHP Billiton Ltd. ........................             Metals & Mining                4,122,969              49,134,833
   John Fairfax Holdings Ltd. ...............                  Media                     8,180,065              26,879,258
   National Australia Bank Ltd. .............            Commercial Banks                1,961,101              42,446,175
   Qantas Airways Ltd. ......................                Airlines                   15,764,592              43,532,809
   Qantas Airways Ltd., 144A ................                Airlines                    1,460,753               4,033,766
                                                                                                            ---------------
                                                                                                               166,026,841
                                                                                                            ---------------

   BERMUDA 2.3%
   ACE Ltd. .................................                Insurance                   2,588,800             104,639,296
   XL Capital Ltd., A .......................                Insurance                   1,044,952              78,747,583
                                                                                                            ---------------
                                                                                                               183,386,879
                                                                                                            ---------------

   CHINA 1.7%
   China Mobile (Hong Kong) Ltd. ............   Wireless Telecommunication Services     19,616,800              64,206,124
   China Mobile (Hong Kong) Ltd., ADR .......   Wireless Telecommunication Services        100,000               1,632,000
   Guangdong Electric Power Development
    Co Ltd., B ..............................           Electric Utilities              16,090,315               8,691,092
   PetroChina Co. Ltd., H ...................                Oil & Gas                 110,289,000              62,054,140
                                                                                                            ---------------
                                                                                                               136,583,356
                                                                                                            ---------------

   FINLAND 2.1%
   Sampo OYJ, A .............................                Insurance                   3,330,243              42,954,744
   Stora Enso OYJ, R (EUR / FIM Traded) .....         Paper & Forest Products            5,913,360              94,505,933
   UPM-Kymmene Corp. ........................         Paper & Forest Products            1,244,590              28,045,537
                                                                                                            ---------------
                                                                                                               165,506,214
                                                                                                            ---------------

   FRANCE 4.4%
   Sanofi-aventis ...........................             Pharmaceuticals                1,861,821             140,177,241
   Sanofi-Aventis (Frankfurt Listed) ........             Pharmaceuticals                  537,750              40,451,676
   Societe BIC SA ...........................     Commercial Services & Supplies           621,001              30,116,592
   Suez SA ..................................   Multi-Utilities & Unregulated Power      2,908,340              68,377,415
   Unibail Holding ..........................               Real Estate                    134,533              19,095,883
   Valeo SA .................................             Auto Components                1,415,710              55,994,697
                                                                                                            ---------------
                                                                                                               354,213,504
                                                                                                            ---------------

   GERMANY 3.2%
   Bayer AG, Br. ............................                Chemicals                   1,387,860              44,028,891
   Deutsche Post AG .........................         Air Freight & Logistics            3,158,400              66,742,723
   E.ON AG ..................................           Electric Utilities               1,025,000              86,436,100
   Muenchener
    Rueckversicherungs-Gesellschaft .........                Insurance                      97,503              11,073,113
   Muenchener
    Rueckversicherungs-Gesellschaft, 144A ...                Insurance                      27,857               3,163,633
   Volkswagen AG ............................               Automobiles                    999,200              44,952,181
                                                                                                            ---------------
                                                                                                               256,396,641
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 11

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                      INDUSTRY                    SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 7.2%
   Cheung Kong Holdings Ltd. ................               Real Estate                 31,365,120          $  302,530,190
   CNOOC Ltd. ...............................                Oil & Gas                  19,943,580              11,349,505
   Hang Lung Group Ltd. .....................               Real Estate                  1,345,000               2,525,432
   Hutchison Whampoa Ltd. ...................        Industrial Conglomerates           19,512,060             174,400,783
   New World Development Co. Ltd. ...........               Real Estate                 28,330,443              31,880,265
   Shangri-La Asia Ltd. .....................      Hotels Restaurants & Leisure         12,464,938              15,950,478
   Swire Pacific Ltd., A ....................        Industrial Conglomerates            4,326,500              34,775,808
                                                                                                            ---------------
                                                                                                               573,412,461
                                                                                                            ---------------

   INDIA 1.8%
   Housing Development Finance Corp. Ltd. ...       Thrifts & Mortgage Finance           3,188,190              57,355,180
   ICICI Bank Ltd. ..........................            Commercial Banks                3,648,860              27,895,330
   Satyam Computers Services Ltd. ...........               IT Services                  5,864,530              57,090,211
                                                                                                            ---------------
                                                                                                               142,340,721
                                                                                                            ---------------

   ISRAEL 1.0%
a  Check Point Software Technologies Ltd. ...                 Software                   3,507,820              83,275,647
                                                                                                            ---------------

   ITALY .8%
   Eni SpA ..................................                Oil & Gas                   2,541,076              62,376,962
                                                                                                            ---------------

   JAPAN 8.8%
   Nintendo Co. Ltd. ........................                Software                      948,100             113,989,298
   Nippon Telegraph & Telephone Corp. ....... Diversified Telecommunication Services        34,921             156,681,577
   Nomura Holdings Inc. .....................             Capital Markets                7,407,000             104,087,880
   Olympus Corp. ............................    Health Care Equipment & Supplies          773,000              14,908,983
   Ono Pharmaceutical Co. Ltd. ..............             Pharmaceuticals                1,765,500              92,758,619
   Sompo Japan Insurance Inc. ...............                Insurance                   9,348,000              89,512,751
   Sony Corp. ...............................           Household Durables               1,993,700              72,607,313
   Takeda Pharmaceutical Co. Ltd. ...........             Pharmaceuticals                1,232,000              60,541,129
                                                                                                            ---------------
                                                                                                               705,087,550
                                                                                                            ---------------

   MEXICO .6%
   Cemex SA, ADR ............................         Construction Materials             1,363,101              43,905,483
                                                                                                            ---------------

   NETHERLANDS 5.5%
   Akzo Nobel NV ............................                Chemicals                   1,931,014              79,866,505
   Koninklijke Philips Electronics NV .......           Household Durables               2,522,305              65,033,780
   Reed Elsevier NV .........................                  Media                     2,975,695              39,864,711
   Rodamco Europe NV ........................     Diversified Financial Services         1,088,308              82,734,666
   Royal Dutch Petroleum Co. ................                Oil & Gas                   3,036,000             173,907,658
                                                                                                            ---------------
                                                                                                               441,407,320
                                                                                                            ---------------

   PHILIPPINES .1%
   Ayala Land Inc. ..........................               Real Estate                 81,688,000              10,469,092
                                                                                                            ---------------

   SINGAPORE .2%
   Venture Corp. Ltd. .......................   Electronic Equipment & Instruments       1,921,000              18,533,753
                                                                                                            ---------------

   SOUTH KOREA 6.0%
   Hana Bank ................................            Commercial Banks                2,263,680              60,235,262
a  Kookmin Bank .............................            Commercial Banks                3,112,413             118,440,895
   KT Corp., ADR ............................ Diversified Telecommunication Services     2,120,300              45,904,495
   POSCO ....................................             Metals & Mining                  289,517              53,982,426


12 |  Quarterly Statements of Investments

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                      INDUSTRY                    SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
   Samsung Electronics Co. Ltd. ............. Semiconductors & Semiconductor Equipment     229,519          $   95,113,024
   Shinhan Financial Group Co. Ltd. .........            Commercial Banks                2,608,250              54,602,849
   SK Telecom Co. Ltd., ADR .................   Wireless Telecommunication Services      2,154,000              48,486,540
                                                                                                            ---------------
                                                                                                               476,765,491
                                                                                                            ---------------

   SPAIN 2.6%
   Banco Santander Central Hispano SA .......            Commercial Banks                3,739,385              44,927,089
   Iberdrola SA, Br. ........................           Electric Utilities               3,342,845              78,548,549
   Repsol YPF SA ............................                Oil & Gas                   3,460,790              84,355,664
                                                                                                            ---------------
                                                                                                               207,831,302
                                                                                                            ---------------

   SWEDEN .2%
   Securitas AB, B ..........................     Commercial Services & Supplies         1,207,500              19,139,567
                                                                                                            ---------------

   SWITZERLAND 4.4%
   Nestle SA ................................              Food Products                   341,094              87,513,701
   Novartis AG ..............................             Pharmaceuticals                2,154,189             103,169,790
   Swiss Reinsurance Co. ....................                Insurance                   1,941,515             129,684,108
   UBS AG ...................................             Capital Markets                  415,940              33,602,100
                                                                                                            ---------------
                                                                                                               353,969,699
                                                                                                            ---------------

   TAIWAN 1.3%
   Chunghwa Telecom Co. Ltd., ADR ........... Diversified Telecommunication Services     2,402,000              50,081,700
   Lite-on Technology Corp. .................         Computers & Peripherals           18,407,000              18,687,020
   Taiwan Semiconductor
    Manufacturing Co. ....................... Semiconductors & Semiconductor Equipment  22,031,331              32,352,746
                                                                                                            ---------------
                                                                                                               101,121,466
                                                                                                            ---------------

   UNITED KINGDOM 17.0%
   Amvescap PLC .............................             Capital Markets               12,739,249              78,059,720
   BAE Systems PLC ..........................           Aerospace & Defense             11,500,391              53,881,307
   BP PLC ...................................                Oil & Gas                  16,884,580             172,245,553
   British Land Co. PLC .....................               Real Estate                  3,151,332              49,305,408
   British Sky Broadcasting Group PLC .......                  Media                     7,658,909              81,606,168
a  Centrica PLC .............................              Gas Utilities                 5,695,920              26,958,396
   GKN PLC ..................................             Auto Components               14,031,189              60,377,590
   GlaxoSmithKline PLC ......................             Pharmaceuticals                5,354,295             112,617,560
   HSBC Holdings PLC ........................            Commercial Banks                1,420,901              24,303,900
   Kidde PLC ................................          Electrical Equipment             10,986,000              31,900,661
   Lloyds TSB Group PLC .....................            Commercial Banks                8,217,185              66,127,100
   National Grid Transco PLC ................   Multi-Utilities & Unregulated Power      5,603,700              51,223,980
   Pearson PLC ..............................                  Media                     5,116,569              60,015,538
   Rentokil Initial PLC .....................     Commercial Services & Supplies         6,608,030              17,925,730
a  Rolls-Royce Group PLC ....................           Aerospace & Defense             10,808,700              54,357,358
a  Rolls-Royce Group PLC, B .................           Aerospace & Defense            343,716,660                 697,992
   Shell Transport & Trading Co. PLC ........                Oil & Gas                  10,995,668              92,425,284
   Shire Pharmaceuticals Group PLC ..........             Pharmaceuticals                2,003,690              20,076,709
   Smiths Group PLC .........................        Industrial Conglomerates            5,869,239              85,830,865
   Unilever PLC .............................              Food Products                 9,106,900              83,334,068
   Vodafone Group PLC .......................   Wireless Telecommunication Services     49,326,577             133,809,153
                                                                                                            ---------------
                                                                                                             1,357,080,040
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 13

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                      INDUSTRY                    SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES 19.6%
   Abbott Laboratories ......................             Pharmaceuticals                  860,100          $   36,089,796
a  Agere Systems Inc., A .................... Semiconductors & Semiconductor Equipment   9,721,254              13,318,118
   American International Group Inc. ........                Insurance                     554,500              35,127,575
   AmerisourceBergen Corp. ..................    Health Care Providers & Services        2,129,940             125,538,664
a  BMC Software Inc. ........................                Software                    4,821,200              89,577,896
   Boeing Co. ...............................           Aerospace & Defense                500,000              26,785,000
   Bristol-Myers Squibb Co. .................             Pharmaceuticals                2,076,280              48,792,580
a  Cadence Design Systems Inc. ..............                Software                    6,118,800              84,072,312
   CIGNA Corp. ..............................    Health Care Providers & Services          801,100              56,093,022
a  DIRECTV Group Inc. .......................                  Media                     4,931,500              78,854,685
   Dow Chemical Co. .........................                Chemicals                   2,085,270             105,243,577
a  Interpublic Group of Cos. Inc. ...........                  Media                       562,057               6,975,127
   JPMorgan Chase & Co. .....................     Diversified Financial Services         1,486,760              55,976,514
a  King Pharmaceuticals Inc. ................             Pharmaceuticals                1,839,900              22,906,755
a  Maxtor Corp. .............................         Computers & Peripherals            2,535,400               9,685,228
   Merrill Lynch & Co. Inc. .................             Capital Markets                2,213,268             123,301,160
a  Noble Corp. ..............................       Energy Equipment & Services          1,013,100              49,084,695
a  Pactiv Corp. .............................         Containers & Packaging             1,173,700              29,166,445
   Pfizer Inc. ..............................             Pharmaceuticals                  451,400              12,535,378
   R.R. Donnelley & Sons Co. ................     Commercial Services & Supplies         2,048,050              71,067,335
   Raytheon Co. .............................           Aerospace & Defense              1,988,200              80,203,988
a  Synopsys Inc. ............................                Software                    1,681,838              29,650,804
   TECO Energy Inc. .........................           Electric Utilities               3,928,600              58,771,856
a  Tenet Healthcare Corp. ...................    Health Care Providers & Services        8,401,380              91,154,973
a  Time Warner Inc. .........................                  Media                     2,562,100              45,374,791
a  Toys R Us Inc. ...........................            Specialty Retail                2,272,210              43,944,541
   W.R. Berkley Corp. .......................                Insurance                     929,325              42,144,889
a  Western Digital Corp. ....................         Computers & Peripherals            2,263,300              22,112,441
   Willis Group Holdings Ltd. ...............                Insurance                   1,828,100              69,193,585
                                                                                                            ---------------
                                                                                                             1,562,743,730
                                                                                                            ---------------
   TOTAL COMMON STOCKS
    (COST $5,822,804,504) ...................                                                                7,439,790,704
                                                                                                            ---------------

   PREFERRED STOCKS 1.2%
   BRAZIL .2%
   Cia Vale do Rio Doce, ADR, pfd., A .......             Metals & Mining                  631,500              13,097,310
                                                                                                            ---------------

   GERMANY .5%
   Volkswagen AG, pfd. ......................               Automobiles                  1,235,616              40,611,339
                                                                                                            ---------------

   SOUTH KOREA .5%
   Samsung Electronics Co. Ltd., pfd. ....... Semiconductors & Semiconductor Equipment     154,200              43,017,167
                                                                                                            ---------------

   TOTAL PREFERRED STOCKS
    (COST $64,131,211) ......................                                                                   96,725,816
                                                                                                            ---------------



14 |  Quarterly Statements of Investments

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                                            PRINCIPAL AMOUNT B           VALUE
---------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES 1.1%
   ARGENTINA .2%
   Inversiones Y Representacion SA,
    cvt., 8.00%, 11/14/07 ...................                                        $   9,081,312          $   15,665,263
                                                                                                            ---------------

   AUSTRALIA .2%
   New South Wales Treasury Corp.,
    8.00%, 3/01/08 ..........................                                           17,170,000  AUD         14,328,526
                                                                                                            ---------------

   CANADA .1%
   Government of Canada, 6.00%, 6/01/11 .....                                            8,030,000  CAD          7,493,821
                                                                                                            ---------------

   NEW ZEALAND .3%
   Government of New Zealand,
     8.00%, 11/15/06 ........................                                           15,670,000  NZD         11,602,948
     7.00%, 7/15/09 .........................                                           15,850,000  NZD         11,809,315
                                                                                                            ---------------
                                                                                                                23,412,263
                                                                                                            ---------------

   SPAIN .2%
   Government of Spain, 5.00%, 7/30/12 ......                                           12,570,000  EUR         18,334,939
                                                                                                            ---------------

   SWEDEN .1%
   Kingdom of Sweden, 5.50%, 10/08/12 .......                                           48,680,000  SEK          8,008,820
                                                                                                            ---------------

   TOTAL BONDS & NOTES
    (COST $58,033,726) ......................                                                                   87,243,632
                                                                                                            ---------------

   SHORT TERM INVESTMENTS 4.1%
   GERMANY .2%
   Deutsche Bank AG, Time Deposit,
    2.06%, 12/01/04 .........................                                           14,565,000  EUR         19,333,643
                                                                                                            ---------------

   UNITED STATES 3.9%
   Federal Home Loan Bank,
    1.183% - 2.289%,
    12/17/04 - 8/12/05 ......................                                          144,500,000             143,695,419
   Federal Home Loan Mortgage Corp,
    2.003%, 2/23/05 .........................                                           15,000,000              14,923,170
   Federal National Mortgage Association,
    1.735% - 1.885%,
    12/15/04 - 2/11/05 ......................                                          158,185,000             157,843,543
   TOTAL SHORT TERM INVESTMENTS
    (COST $336,088,186) .....................                                                                  335,795,775
                                                                                                            ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE
    AGREEMENTS (COST $6,261,723,984) ........                                                                7,940,222,284
                                                                                                            ---------------



                                        Quarterly Statements of Investments | 15

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                                            PRINCIPAL AMOUNT B           VALUE
---------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (COST $14,202,000) .2%
   UNITED STATES .2%
c  Dresdner Bank AG, 1.92%, 12/01/04
    Collateralized by U.S. Treasury Bills,
    Notes, Bonds and U.S. Government
    Agency Securities 2.170%-7.500%,
    2/15/2005-5/12/2005 .....................                                          $14,202,000          $   14,202,000
                                                                                                            ---------------

   TOTAL INVESTMENTS
    (COST $6,295,259,627) 99.7% .............                                                                7,973,757,927
   OTHER ASSETS, LESS LIABILITIES .3% .......                                                                   20,906,471
                                                                                                            ---------------
   NET ASSETS 100.0% ........................                                                               $7,994,664,398
                                                                                                            ---------------





CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar
                          EUR - Euro | NZD - New Zealand Dollar
                          SEK - Swedish Krona




a Non-income producing.
b The principal amount is stated in U.S. dollars unless otherwise indicated.
c At November 30, 2004 all repurchase agreements had been entered into on that date.









16 | See Notes to Statements of Investments. | Quarterly Statements of
Investments

Templeton Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Templeton Funds Inc. is registered under the Investment Company Act of 1940 as an open-end investment company consisting of two diversified series, Templeton Foreign Fund and Templeton World Fund (the Funds).


1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                  -----------------------------------
                                                     TEMPLETON          TEMPLETON
                                                      FOREIGN             WORLD
                                                       FUND               FUND
                                                  -----------------------------------
Cost of investments ...........................   $14,165,975,097     $6,341,945,459
                                                  -----------------------------------
Unrealized appreciation .......................   $ 3,451,848,369     $1,789,410,760
Unrealized depreciation .......................      (350,229,844)      (157,598,292)
                                                  -----------------------------------
Net unrealized appreciation (depreciation) ....   $ 3,101,618,525     $1,631,812,468
                                                  -----------------------------------


2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Funds at November 30, 2004, were as shown below.

---------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT   CAPITAL
                                 NUMBER OF                         NUMBER OF                INCOME   GAINS/LOSS
                                SHARES HELD     GROSS     GROSS   SHARES HELD     VALUE     9/1/04-    9/1/04-
  NAME OF ISSUER                  8/31/04     ADDITIONS REDUCTIONS 11/30/04     11/30/04   11/30/04   11/30/04
---------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND
Satyam Computers Services LTD .  18,631,754        0           0  18,631,754 $181,376,985  $819,609  $        0
Holmen Aktiebolag AB,B ........   3,653,879        0     558,250   3,095,629  108,040,631         0   1,700,681
                                                                             ----------------------------------
                          TOTAL AFFILIATED SECURITIES (1.67% OF NET ASSETS)  $289,417,616  $819,609  $1,700,681
                                                                             ----------------------------------





For information on the Funds policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.





                                        Quarterly Statements of Investments | 17

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005